Note 10 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance	$ 1,179,825	$ 886,086
Goodwill	202,984	289,746
Other items	14,925	3,277
Foreign exchange	(2,351)	716
Balance	1,395,383	1,179,825
FirstService Residential Segment [Member]
Balance	320,318	259,804
Goodwill	20,839	59,456
Other items	(1,603)	555
Foreign exchange	(1,687)	503
Balance	337,867	320,318
FirstService Brands Segment [Member]
Balance	859,507	626,282
Goodwill	182,145	230,290
Other items	16,528	2,722
Foreign exchange	(664)	213
Balance	$ 1,057,516	$ 859,507